CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Sales	$ 9,320,933	$ 8,483,608
Cost of Sales	5,425,205	4,746,031
Gross Profit	3,895,728	3,737,577
Selling, General and Administrative	3,896,791	3,531,053
(Loss) Income from Operations	(1,063)	206,524
Other Income (Expense)
Interest income	24	250
Interest expense	(175,602)	(177,451)
Gain on extinguishment of contingent liability	350,000
Total Other Income (Expense)	174,422	(177,201)
Income before provision for income taxes	173,359	29,323
Provision for Income Taxes
Net Income	173,359	29,323
Non-controlling interest in consoldiated subsidiary	26,657	40,537
Net Income attributable to Data Storage Corporation	200,016	69,860
Preferred Stock Dividend	(144,677)	(124,312)
Net Income (Loss) Attributable to Common Stockholders	$ 55,339	$ (54,452)
Earnings (Loss) per Share - Basic	$ 0.00	$ 0.00
Earnings (Loss) per Share - Diluted	$ 0.00	$ 0.00
Weighted Average Number of Shares - Basic	128,526,267	128,156,678
Weighted Average Number of Shares - Diluted	134,640,419	128,156,678